SHARE-BASED COMPENSATION (Details 1) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Retirement Benefits [Abstract]
General and administrative expenses	$ 1,257,016	$ 628,500
Selling and marketing expenses	138,160	48,125
Total	1,395,176	676,625
Share-based compensation expense for employee	229,283
Share-based compensation expense for non-employee	$ 1,165,893	$ 676,595